Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Dividend Growth Fund
Growth Opportunities Fund
Small Cap Value Fund

For the period ended February 29, 2024

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 29, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.83%

COMMON STOCKS 98.83%

Aerospace & Defense 1.43%
Northrop Grumman Corp.	120,662	$55,627,595

Banks 2.26%
Bank of America Corp.	2,549,911	88,022,928

Beverages 2.18%
Coca-Cola Co.	1,070,137	64,229,623
Pernod Ricard SA(a)	123,327	20,612,086
Total		84,841,709

Biotechnology 2.84%
AbbVie, Inc.	626,971	110,378,245

Capital Markets 6.86%
Ameriprise Financial, Inc.	128,269	52,251,660
Charles Schwab Corp.	1,025,022	68,450,969
Morgan Stanley	758,775	65,285,001
S&P Global, Inc.	187,954	80,515,735
Total		266,503,365

Chemicals 1.24%
Sherwin-Williams Co.	145,100	48,177,553

Construction Materials 2.40%
CRH PLC (Ireland)(b)	979,760	82,603,566
Vulcan Materials Co.	40,803	10,847,477
Total		93,451,043

Consumer Staples Distribution & Retail 3.45%
Costco Wholesale Corp.	70,341	52,325,966
Walmart, Inc.	1,392,654	81,623,451
Total		133,949,417

Electric: Utilities 1.51%
NextEra Energy, Inc.	1,066,434	58,856,492

Electrical Equipment 1.47%
Eaton Corp. PLC	197,698	57,134,722
Investments	Shares	Fair Value
Financial Services 4.70%
Jack Henry & Associates, Inc.	166,367	$28,909,594
Mastercard, Inc. Class A	323,603	153,633,760
Total		182,543,354

Ground Transportation 3.85%
Old Dominion Freight Line, Inc.	139,155	61,573,304
Union Pacific Corp.	347,721	88,213,341
Total		149,786,645

Health Care Equipment & Supplies 2.10%
Abbott Laboratories	689,364	81,786,145

Health Care Providers & Services 2.94%
UnitedHealth Group, Inc.	231,516	114,276,298

Hotels, Restaurants & Leisure 2.37%
McDonald’s Corp.	211,996	61,962,191
Starbucks Corp.	319,544	30,324,726
Total		92,286,917

Industrial Conglomerates 0.75%
Honeywell International, Inc.	146,425	29,099,040

Information Technology Services 2.38%
Accenture PLC Class A (Ireland)(b)	247,170	92,634,373

Insurance 3.71%
Allstate Corp.	197,742	31,543,804
Arthur J Gallagher & Co.	201,811	49,227,757
Chubb Ltd. (Switzerland)(b)	251,619	63,324,954
Total		144,096,515

Life Sciences Tools & Services 2.40%
Danaher Corp.	230,978	58,469,771
West Pharmaceutical Services, Inc.	97,459	34,925,407
Total		93,395,178

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 29, 2024

Investments	Shares	Fair Value
Machinery 2.19%
Parker-Hannifin Corp.	158,969	$85,119,951

Media 1.87%
Comcast Corp. Class A	1,696,337	72,688,040

Metals & Mining 1.19%
Reliance, Inc.	143,593	46,124,943

Multi-Utilities 0.74%
CMS Energy Corp.	502,862	28,849,193

Oil, Gas & Consumable Fuels 3.97%
Exxon Mobil Corp.	1,334,565	139,488,734
Marathon Petroleum Corp.	87,802	14,858,732
Total		154,347,466

Pharmaceuticals 4.01%
Eli Lilly & Co.	136,608	102,958,717
Zoetis, Inc.	267,181	52,990,008
Total		155,948,725

Semiconductors & Semiconductor Equipment 11.21%
Analog Devices, Inc.	128,671	24,681,671
Broadcom, Inc.	58,641	76,262,034
Lam Research Corp.	100,960	94,725,720
NVIDIA Corp.	237,274	187,712,207
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	406,222	52,268,585
Total		435,650,217

Software 13.12%
Intuit, Inc.	54,156	35,899,471
Microsoft Corp.	837,117	346,265,076
Oracle Corp.	459,592	51,327,234
Roper Technologies, Inc.	140,368	76,462,661
Total		509,954,442
Investments	Shares	Fair Value
Specialty Retail 4.48%
Home Depot, Inc.	122,063	$46,458,398
Lowe’s Cos., Inc.	212,570	51,159,222
TJX Cos., Inc.	771,649	76,501,282
Total		174,118,902

Technology Hardware, Storage & Peripherals 2.87%
Apple, Inc.	616,281	111,392,791

Textiles, Apparel & Luxury Goods 0.40%
NIKE, Inc. Class B	150,621	15,654,041

Tobacco 1.94%
Philip Morris International, Inc.	839,765	75,545,259
Total Common Stocks (cost $2,612,633,177)		3,842,241,504

	Principal Amount
SHORT-TERM INVESTMENTS 0.96%

REPURCHASE AGREEMENTS 0.96%
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $43,950,100 of U.S. Treasury Note at 1.000% due 7/31/2028; value: $38,168,594; proceeds: $37,423,085 (cost $37,420,175)	$37,420,175	37,420,175
Total Investments in Securities 99.79% (cost $2,650,053,352)		3,879,661,679
Other Assets and Liabilities – Net 0.21%		8,055,469
Net Assets 100.00%		$3,887,717,148

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 29, 2024

ADR	American Depositary Receipt.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$64,229,623	$20,612,086	$–	$84,841,709
Remaining Industries	3,757,399,795	–	–	3,757,399,795
Short-Term Investments
Repurchase Agreements	–	37,420,175	–	37,420,175
Total	$3,821,629,418	$58,032,261	$–	$3,879,661,679

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 29, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.74%

COMMON STOCKS 97.74%

Aerospace & Defense 3.83%
Axon Enterprise, Inc.*	30,206	$9,284,418
TransDigm Group, Inc.	7,633	8,989,690
Total		18,274,108

Biotechnology 7.50%
Apellis Pharmaceuticals, Inc.*	61,885	3,835,013
Arcellx, Inc.*	41,474	2,729,819
Blueprint Medicines Corp.*	39,965	3,737,527
Bridgebio Pharma, Inc.*	88,005	3,005,371
Krystal Biotech, Inc.*	30,676	4,891,902
Natera, Inc.*	96,266	8,326,046
Neurocrine Biosciences, Inc.*	51,712	6,743,245
SpringWorks Therapeutics, Inc.*	7,064	347,973
Viking Therapeutics, Inc.*	27,787	2,140,988
Total		35,757,884

Broadline Retail 1.76%
MercadoLibre, Inc. (Uruguay)*(a)	5,261	8,392,873

Building Products 2.21%
Lennox International, Inc.	7,297	3,438,420
Trex Co., Inc.*	77,107	7,075,338
Total		10,513,758

Capital Markets 4.88%
ARES Management Corp. Class A	51,428	6,820,896
Cboe Global Markets, Inc.	23,638	4,538,496
Coinbase Global, Inc. Class A*	28,688	5,839,729
Tradeweb Markets, Inc. Class A	57,133	6,045,814
Total		23,244,935
Investments	Shares	Fair Value
Commercial Services & Supplies 1.22%
Copart, Inc.*	109,639	$5,827,313

Communications Equipment 2.10%
Arista Networks, Inc.*	36,046	10,004,207

Construction & Engineering 3.82%
Comfort Systems USA, Inc.	20,591	6,295,287
EMCOR Group, Inc.	19,004	5,958,134
Quanta Services, Inc.	24,673	5,958,776
Total		18,212,197

Consumer Staples Distribution & Retail 0.78%
Maplebear, Inc.*	113,606	3,696,739

Diversified Consumer Services 1.33%
Duolingo, Inc.*	26,508	6,335,412

Electrical Equipment 2.04%
Vertiv Holdings Co.	143,820	9,725,108

Entertainment 3.74%
Live Nation Entertainment, Inc.*	35,736	3,465,677
Spotify Technology SA (Sweden)*(a)	55,926	14,339,986
Total		17,805,663

Financial Services 2.34%
Affirm Holdings, Inc.*	92,336	3,464,447
Apollo Global Management, Inc.	68,761	7,687,480
Total		11,151,927

Ground Transportation 2.27%
Saia, Inc.*	18,796	10,815,218

Health Care Equipment & Supplies 7.11%
Dexcom, Inc.*	50,184	5,774,673
Glaukos Corp.*	55,455	4,912,758
IDEXX Laboratories, Inc.*	12,021	6,914,840
RxSight, Inc.*	88,166	4,811,219
Shockwave Medical, Inc.*	24,335	6,348,271
TransMedics Group, Inc.*	62,710	5,117,136
Total		33,878,897

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 29, 2024

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 8.92%
Cava Group, Inc.*	70,645	$4,126,374
Chipotle Mexican Grill, Inc.*	2,580	6,937,027
DoorDash, Inc. Class A*	116,180	14,472,543
DraftKings, Inc. Class A*	264,698	11,466,717
Wingstop, Inc.	15,664	5,498,847
Total		42,501,508

Household Durables 0.94%
Lennar Corp. Class A	28,120	4,457,301

Information Technology Services 4.72%
Globant SA (Uruguay)*(a)	18,909	4,219,922
MongoDB, Inc.*	21,794	9,754,558
Shopify, Inc. Class A (Canada)*(a)	111,435	8,510,291
Total		22,484,771

Interactive Media & Services 1.63%
Pinterest, Inc. Class A*	211,352	7,756,618

Life Sciences Tools & Services 0.71%
Repligen Corp.*	17,392	3,373,874

Media 1.64%
Trade Desk, Inc. Class A*	91,653	7,829,916

Personal Care Products 0.76%
elf Beauty, Inc.*	17,322	3,612,157

Professional Services 1.05%
Booz Allen Hamilton Holding Corp.	33,792	4,991,416

Semiconductors & Semiconductor Equipment 4.48%
Entegris, Inc.	35,181	4,726,919
KLA Corp.	8,033	5,480,916
Monolithic Power Systems, Inc.	15,443	11,119,578
Total		21,327,413
Investments	Shares	Fair Value
Software 20.51%
AppLovin Corp. Class A*	101,902	$6,085,587
Cadence Design Systems, Inc.*	19,037	5,794,482
Crowdstrike Holdings, Inc. Class A*	34,592	11,212,997
CyberArk Software Ltd. (Israel)*(a)	28,563	7,533,777
Datadog, Inc. Class A*	74,706	9,820,851
DoubleVerify Holdings, Inc.*	19,483	601,830
Elastic NV*	47,679	6,379,927
Gitlab, Inc. Class A*	85,052	6,133,950
HubSpot, Inc.*	13,475	8,338,465
Manhattan Associates, Inc.*	18,899	4,787,684
Monday.com Ltd. (Israel)*(a)	30,125	6,718,176
Palantir Technologies, Inc. Class A*	219,310	5,500,295
Procore Technologies, Inc.*	78,663	6,138,074
Samsara, Inc. Class A*	95,159	3,287,743
Synopsys, Inc.*	6,239	3,579,501
Zscaler, Inc.*	24,015	5,810,910
Total		97,724,249

Specialty Retail 1.22%
Ross Stores, Inc.	39,054	5,817,484

Technology Hardware, Storage & Peripherals 1.58%
Super Micro Computer, Inc.*	8,695	7,530,913

Textiles, Apparel & Luxury Goods 2.65%
Deckers Outdoor Corp.*	8,995	8,055,832
Lululemon Athletica, Inc. (Canada)*(a)	9,821	4,587,291
Total		12,643,123
Total Common Stocks (cost $326,721,140)		465,686,982

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 29, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.02%

REPURCHASE AGREEMENTS 3.02%
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $14,659,700 of U.S. Treasury Note at 4.625% due 2/28/2026; value: $14,651,683; proceeds: $14,365,463 (cost $14,364,346)	$14,364,346	$14,364,346
Total Investments in Securities 100.76% (cost $341,085,486)		480,051,328
Other Assets and Liabilities – Net (0.76)%		(3,607,413)
Net Assets 100.00%		$476,443,915

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$465,686,982	$–	$–	$465,686,982
Short-Term Investments
Repurchase Agreements	–	14,364,346	–	14,364,346
Total	$465,686,982	$14,364,346	$–	$480,051,328

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 29, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.51%

COMMON STOCKS 98.51%

Aerospace & Defense 2.69%
Curtiss-Wright Corp.	16,497	$3,897,746
Leonardo DRS, Inc.*	301,553	6,848,269
Total		10,746,015

Air Freight & Logistics 1.15%
Radiant Logistics, Inc.*	792,429	4,596,088

Automobile Components 2.96%
Dorman Products, Inc.*	50,636	4,770,924
Gentherm, Inc.*	124,423	7,074,692
Total		11,845,616

Banks 14.68%
Axos Financial, Inc.*	115,129	6,000,524
Bancorp, Inc.*	143,885	6,423,026
Bank of Hawaii Corp.	68,734	4,143,286
First BanCorp	371,754	6,312,383
First Foundation, Inc.	505,815	4,011,113
Heritage Financial Corp.	327,838	6,015,827
Prosperity Bancshares, Inc.	92,151	5,751,144
Seacoast Banking Corp. of Florida	268,922	6,491,777
Wintrust Financial Corp.	73,903	7,120,554
WSFS Financial Corp.	151,213	6,409,919
Total		58,679,553

Capital Markets 4.12%
Bridge Investment Group Holdings, Inc. Class A	622,795	4,670,962
CI Financial Corp.(b)	419,357	5,228,251
Moelis & Co. Class A	121,803	6,582,234
Total		16,481,447

Chemicals 4.86%
Avient Corp.	178,063	7,207,990
Element Solutions, Inc.	308,609	7,252,312
Quaker Chemical Corp.	24,762	4,964,781
Total		19,425,083
Investments	Shares	Fair Value
Commercial Services & Supplies 2.83%
Brady Corp. Class A	128,235	$7,473,536
Vestis Corp.	204,211	3,830,998
Total		11,304,534

Construction & Engineering 1.02%
EMCOR Group, Inc.	12,989	4,072,311

Construction Materials 1.55%
Eagle Materials, Inc.	24,424	6,192,705

Electric: Utilities 0.91%
Portland General Electric Co.	90,236	3,624,780

Electronic Equipment, Instruments & Components 7.14%
Advanced Energy Industries, Inc.	61,404	6,214,085
Belden, Inc.	99,226	8,452,071
Crane NXT Co.	109,141	6,376,017
Mirion Technologies, Inc.*	766,985	7,501,113
Total		28,543,286

Energy Equipment & Services 1.72%
TechnipFMC PLC (United Kingdom)(a)	316,776	6,870,871

Financial Services 3.20%
Compass Diversified Holdings	333,120	7,661,760
International Money Express, Inc.*	259,233	5,106,890
Total		12,768,650

Health Care Providers & Services 3.72%
Addus HomeCare Corp.*	44,947	4,147,709
AMN Healthcare Services, Inc.*	81,971	4,612,508
Tenet Healthcare Corp.*	65,726	6,112,518
Total		14,872,735

Household Durables 1.61%
Taylor Morrison Home Corp.*	113,736	6,438,595

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 29, 2024

Investments	Shares	Fair Value
Household Products 0.99%
Spectrum Brands Holdings, Inc.	49,180	$3,955,056

Industrial REITS 1.47%
STAG Industrial, Inc.	157,894	5,864,183

Information Technology Services 1.50%
Perficient, Inc.*	92,594	6,006,573

Insurance 4.04%
Kemper Corp.	167,538	9,604,954
White Mountains Insurance Group Ltd.	3,705	6,540,955
Total		16,145,909

Interactive Media & Services 1.69%
Cars.com, Inc.*	368,290	6,754,439

Leisure Products 2.84%
Malibu Boats, Inc. Class A*	137,102	5,983,131
YETI Holdings, Inc.*	130,339	5,349,113
Total		11,332,244

Machinery 4.89%
Columbus McKinnon Corp.	169,132	7,064,644
Crane Co.	46,768	5,685,118
Miller Industries, Inc.	150,801	6,787,553
Total		19,537,315

Media 1.81%
Criteo SA ADR*	223,182	7,219,938

Oil, Gas & Consumable Fuels 7.40%
Chesapeake Energy Corp.	62,047	5,136,250
MEG Energy Corp.*(b)	293,898	6,290,931
Northern Oil & Gas, Inc.	169,738	6,064,739
Permian Resources Corp.	775,418	12,065,504
Total		29,557,424
Investments	Shares	Fair Value
Personal Care Products 1.02%
BellRing Brands, Inc.*	71,686	$4,082,518

Professional Services 3.91%
ICF International, Inc.	33,093	5,124,451
TrueBlue, Inc.*	249,893	2,936,243
WNS Holdings Ltd. ADR*	130,872	7,551,314
Total		15,612,008

Real Estate Management & Development 1.60%
Marcus & Millichap, Inc.	174,707	6,410,000

Semiconductors & Semiconductor Equipment 1.33%
FormFactor, Inc.*	123,395	5,309,687

Software 2.47%
CommVault Systems, Inc.*	103,327	9,889,427

Specialty Retail 4.54%
Academy Sports & Outdoors, Inc.	104,777	7,828,938
Boot Barn Holdings, Inc.*	44,956	4,158,430
Valvoline, Inc.*	144,660	6,168,302
Total		18,155,670

Tobacco 1.21%
Turning Point Brands, Inc.	190,615	4,822,559

Trading Companies & Distributors 1.64%
BlueLinx Holdings, Inc.*	13,684	1,735,816
MRC Global, Inc.*	417,587	4,814,778
Total		6,550,594
Total Common Stocks (cost $334,214,187)		393,667,813

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 29, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.13%

REPURCHASE AGREEMENTS 1.13%
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $5,291,700 of U.S. Treasury Note at 1.00% due 7/31/2028; value: $4,595,592; proceeds: $4,505,780 (cost $4,505,429)	$4,505,429	$4,505,429
Total Investments in Securities 99.64% (cost $338,719,616)		398,173,242
Other Assets and Liabilities – Net 0.36%		1,435,178
Net Assets 100.00%		$399,608,420

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$393,667,813	$–	$–	$393,667,813
Short-Term Investments
Repurchase Agreements	–	4,505,429	–	4,505,429
Total	$393,667,813	$4,505,429	$–	$398,173,242

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES
(a)	Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investment to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that preforms the responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

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Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of February 29, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the

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Notes to Schedule of Investments (unaudited)(concluded)

market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of February 29, 2024, the Funds did not have any securities on loan.

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